Disclosure of detailed information about entity reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 252,288	$ 278,077
Cost of sales	159,265	149,281
Depletion, depreciation and amortization	77,045	79,593
Mine operating earnings (loss)	15,978	49,203
Capital expenditures	81,402	65,874
Total assets	781,441	857,175
Total liabilities	198,956	235,474
Mexico - Santa Elena [Member]
Statement [Line Items]
Revenue	92,515	94,995
Cost of sales	50,948	42,721
Depletion, depreciation and amortization	16,417	16,425
Mine operating earnings (loss)	25,150	35,849
Capital expenditures	18,048	15,245
Total assets	123,413	111,291
Total liabilities	19,399	17,868
Mexico - La Encantada [Member]
Statement [Line Items]
Revenue	37,557	44,338
Cost of sales	29,827	29,708
Depletion, depreciation and amortization	12,944	17,487
Mine operating earnings (loss)	(5,214)	(2,857)
Capital expenditures	12,498	9,989
Total assets	96,626	94,497
Total liabilities	13,254	13,323
Mexico - La Parrilla [Member]
Statement [Line Items]
Revenue	36,301	44,891
Cost of sales	26,739	25,742
Depletion, depreciation and amortization	19,379	18,786
Mine operating earnings (loss)	(9,817)	363
Capital expenditures	15,323	11,077
Total assets	171,695	172,663
Total liabilities	40,387	43,160
Mexico - Del Toro [Member]
Statement [Line Items]
Revenue	30,113	34,976
Cost of sales	18,086	19,522
Depletion, depreciation and amortization	14,122	14,202
Mine operating earnings (loss)	(2,095)	1,252
Capital expenditures	8,590	11,548
Total assets	99,402	157,684
Total liabilities	10,120	26,774
Mexico - San Martin [Member]
Statement [Line Items]
Revenue	39,709	37,201
Cost of sales	20,954	18,784
Depletion, depreciation and amortization	6,654	6,854
Mine operating earnings (loss)	12,101	11,563
Capital expenditures	10,835	6,357
Total assets	92,819	86,519
Total liabilities	26,617	25,085
Mexico - La Guitarra [Member]
Statement [Line Items]
Revenue	15,363	21,620
Cost of sales	12,072	12,822
Depletion, depreciation and amortization	6,549	5,517
Mine operating earnings (loss)	(3,258)	3,281
Capital expenditures	9,837	9,042
Total assets	73,117	68,065
Total liabilities	15,052	13,819
Other Segments [Member]
Statement [Line Items]
Revenue	730	56
Cost of sales	639	(18)
Depletion, depreciation and amortization	980	322
Mine operating earnings (loss)	(889)	(248)
Capital expenditures	6,271	2,616
Total assets	124,369	166,456
Total liabilities	$ 74,127	$ 95,445